Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
		6 Months Ended
		Jun. 30, 2025		Jan. 01, 2025	Dec. 31, 2024 [3]
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	[1]	€ 641
Payments made	[1]	(72)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[1],[2]	72
Currency translation differences	[1]	(77)
Ending balance	[1]	564
Current portion		0	[1],[3]	€ 72	€ 72
Non-current portion		564	[1],[3]	€ 569	€ 569
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		72
Payments made		(72)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	1
Currency translation differences		(1)
Ending balance		0
Shire contingent consideration arising from acquisition of Translate Bio
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		568
Payments made		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	71
Currency translation differences		(76)
Ending balance		563
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance		1
Payments made		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0
Currency translation differences		0
Ending balance		€ 1

[1]	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.
[2]	Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.
[3]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.